Income Taxes (Details) (USD $)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Income Tax Disclosure [Line Items]
- Domestic	$ (9,264,032)	$ (7,177,897)	$ (6,422,577)
- Foreign	1,639,852	(4,371,884)	(973,378)
Loss before income taxes and equity in net loss (earning) of equity method investee	(7,624,180)	(11,549,781)	(7,395,955)
Current income tax expense (benefit)	$ (152,774)	$ (33,248)	$ 65,555